Stock-based Compensation - Schedule of Summary of Stock Option Activity (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock-based Compensation - Schedule of Summary of Stock Option Activity (Details) [Line Items]
Number of Options, balance beginning	47,237,616	49,486,556
Weighted average exercise price, balance beginning	$ 1.19
Weighted average remaining contractual term, balance beginning	6 years 7 months 24 days
Aggregate intrinsic value, balance beginning	$ 290,074
Number of Options, Exercisable		31,038,814
Weighted average exercise price, Exercisable	$ 0.09
Weighted average remaining contractual term, Exercisable	7 years 6 months 25 days
Aggregate intrinsic value, Exercisable	$ 234,840
Number of Options, Unvested		16,198,802
Weighted average exercise price, Unvested	$ 3.02
Weighted average remaining contractual term, Unvested	4 years 7 months 20 days
Aggregate intrinsic value, Unvested	$ 75,162
Number of Options, Granted
Weighted average exercise price, Granted
Number of Options, Exercised		1,920,273
Weighted average exercise price Exercised	0.65
Number of Options, Expired and forfeited		328,667
Weighted average exercise price, Expired and forfeited	1.52
Number of Options, balance beginning		47,237,616
Weighted average exercise price, balance beginning	$ 1.21	$ 1.19
Weighted average remaining contractual term, balance beginning	6 years 5 months 12 days
Aggregate intrinsic value, balance beginning	$ 304,683	$ 290,074